Income Taxes	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
Income Taxes	Income Taxes

The provision for income taxes recorded in the consolidated financial statements differs from the amount which would be obtained by applying the statutory income tax rate to the loss before income taxes as follows:

	2020 $	2019 $	2018 $
Loss before income taxes	(22,505,057)	(33,122,888)	(16,489,183)
Statutory Canadian corporate tax rate	24.00%	26.50%	27.00%
Anticipated tax recovery	(5,401,214)	(8,777,565)	(4,452,079)
Foreign jurisdiction tax rate difference	3,237,898	3,088,811	3,312,963
Employee share-based compensation	614,154	389,591	382,275
Change in fair value of warrant derivative	(838,063)	3,341,334	—
Impact of Alberta rate change	96,028	3,758,175	—
Adjustment to opening tax pools	20,711	11,973	(238,222)
Other permanent differences	108,945	149,294	(35,912)
Change in deferred tax benefits deemed not probable to be recovered	2,161,541	(1,961,613)	1,579,017
Current income taxes	—	—	548,042
Adjustment in respect to prior periods	—	—	—
Net current tax expense	—	—	548,042

As at December 31, 2020, we have the following non-capital losses for income tax purposes in Canada:

Expiry	$
2026	9,809,000
2027	12,170,000
2029	4,009,000
2030	4,774,000
2031	4,343,000
2032	2,873,000
2033	2,457,000
2034	2,472,000
2035	3,125,000
2036	6,430,000
2037	4,812,000
2038	5,056,000
2039	6,864,000
2040	9,800,000
78,994,000
As at December 31, 2020, we have the following non-refundable federal investment tax credits for income tax purposes in Canada:

Expiry	$
2021	471,000
2022	465,000
2023	361,000
2024	228,000
2025	271,000
2026	520,000
2027	596,000
2028	622,000
2029	173,000
2030	91,000
2031	114,000
2032	381,000
2033	487,000
2034	270,000
2035	183,000
2036	41,000
2037	980
2038	22,000
2039	8,000
5,304,980

As well, we have unclaimed scientific research and experimental development expenditures available to reduce future years’ taxable income of approximately $27,660,000. We have not recorded the potential benefits of these tax pools in these consolidated financial statements.
Deferred tax assets are recognized, to the extent that it is probable that taxable income will be available, against which the deductible temporary differences and the carry-forward of unused tax credits and unused tax losses can be utilized. The components of our unrecognized deferred tax asset are as follows:

	2020 $	2019 $	2018 $
Net operating losses carried forward	21,487,804	19,625,642	20,664,345
Scientific research and experimental development	6,362,152	6,338,542	7,406,169
Investment tax credits	4,068,105	4,222,016	3,988,606
Undepreciated capital costs in excess of book value of property and equipment and intellectual property	1,927,709	1,908,320	1,949,611
Share issue costs	689,193	611,072	696,346
Net capital losses carried forward	6,472	6,474	7,598
Unrecognized deferred tax asset	34,541,435	32,712,066	34,712,675